Subsequent events (Details) - Pershing [Member]	Sep. 28, 2018 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares to be received by holders of acquired company for each outstanding common share held	0.715
Number of common shares to be received by holders of acquired company for each outstanding preferred share held	461.440